Property, Plant and Equipment (Tables)	12 Months Ended
Jul. 31, 2020
Property, plant and equipment [abstract]
Schedule of property, plant and equipment
Cost	Land	Buildings	Leasehold improvements	Cultivation and production equipment	Furniture, computers, vehicles and equipment	Construction in progress	Right-of-Use assets	Total
	$	$	$	$	$	$	$	$
At July 31, 2018	1,038	32,536	206	4,031	2,471	15,433	—	55,715
Business acquisitions	4,301	18,855	—	9,913	648	12,286	—	46,003
Additions	—	11,365	421	28,085	7,249	117,909	—	165,029
Transfers	—	88,078	—	—	—	(88,078)	—	—
At July 31, 2019	5,339	150,834	627	42,029	10,368	57,550	—	266,747
Additions	—	24,432	1,395	14,969	9,404	66,246	24,405	140,851
Disposals	(3,683)	(18,260)	—	(13,402)	(909)	(5,428)	—	(41,682)
Transfers	—	7,943	22,417	(10,135)	8	(20,233)	—	—
At July 31, 2020	1,656	164,949	24,439	33,461	18,871	98,135	24,405	365,916

Accumulated depreciation and impairments
At July 31, 2018	—	533	9	69	771	—	—	1,382
Depreciation	—	3,859	121	1,497	1,095	—	—	6,572
Transfers	—	—	—	650	(650)	—	—	—
At July 31, 2019	—	4,392	130	2,216	1,216	—	—	7,954
Depreciation	—	7,395	879	3,702	3,562	—	2,522	18,060
Transfers	—	—	—	271	(271)	—	—	—
Disposals	—	(17,081)	—	(7,435)	(366)	—	—	(24,882)
Impairments	307	19,006	—	9,937	—	48,990	1,178	79,418
At July 31, 2020	307	13,712	1,009	8,691	4,141	48,890	3,700	80,550

Net book value
At July 31, 2018	1,038	32,003	197	3,962	1,700	15,433	—	54,333
At July 31, 2019	5,339	146,442	497	39,813	9,152	57,550	—	258,793
At July 31, 2020	1,349	151,237	23,430	24,770	14,730	49,145	20,705	285,366